Annual Fund Operating Expenses - Vanguard Cash Reserves Federal Money Market Fund	Dec. 22, 2020
Admiral Shares
Operating Expenses:
Management Fees	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.10%
Investor Shares
Operating Expenses:
Management Fees	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.16%